Acquisitions	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Acquisitions
Note 18: Acquisitions
Acquisitions primarily comprise the purchase of businesses that are integrated into existing operations to broaden the Company’s range of offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the date of acquisition. Acquisitions also include investments in equity method investments and asset acquisitions.
Acquisition activity
The Company acquired all of the equity interests in
 two
businesses and acquired a portion of the equity interests in three other businesses in the three and six months ended June 30, 2022. The related consideration was as follows:

	Three months ended June 30,	Six months ended June 30,

Total consideration	2022	2022

Businesses acquired	153	153

Less: Cash acquired	(2)	(2)

Businesses acquired, net of cash	151	151

Investments in businesses	12	18

Contingent consideration payments	-	2

	163	171

The following provides a brief description of an acquisition completed during the three and six months ended June 30, 2022:

Date	Company	Acquiring Segment	Description
April 2022	ThoughtTrace	Corporates	A business that uses artificial intelligence and machine learning to read, organize and manage document workflows.
Purchase price allocation
Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.
The details of net assets acquired were as follows:

Three and six months ended June 30,

2022
Cash and cash equivalents	2
Trade receivables	3
Prepaid expenses and other current assets	1
Current assets	6
Computer software	24
Other identifiable intangible assets	9
Total assets	39
Payables and accruals	(1)
Deferred revenue	(4)
Current liabilities	(5)
Provisions and other non-current liabilities	(20)
Deferred tax	(3)
Total liabilities	(28)
Net assets acquired	11
Goodwill	142
Total	153
The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. The majority of goodwill for acquisitions completed in 2022 are not expected to be deductible for tax purposes.
Other
The revenues and operating profit of the acquired businesses were not material to the Company’s results of operations.